Expense Example, No Redemption - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Sustainable International Equity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 502
3 Years	1,867
5 Years	3,360
10 Years	6,716
Fidelity Advisor Sustainable International Equity Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	1,707
5 Years	3,317
10 Years	6,764
Fidelity Advisor Sustainable International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	1,433
5 Years	2,913
10 Years	6,300
Fidelity Advisor Sustainable International Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	1,405
5 Years	2,879
10 Years	6,258
Fidelity Advisor Sustainable International Equity Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	1,991
5 Years	3,418
10 Years	$ 6,655